Organization, Nature and Continuance of Operations	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Notes to Financial Statements
Note 1. Organization, Nature and Continuance of Operations

RenovaCare, Inc., together with its wholly owned subsidiary (the “Company”), focuses on the acquisition, research, development and, if warranted, commercialization of autologous (using a patient’s own cells) cellular therapies that can be used for medical and aesthetic applications. The Company was previously involved in the exploration and development of both mineral exploration properties and oil and gas properties.

On July 12, 2013, the Company, together with its wholly owned subsidiary, RenovaCare Sciences Corp. (“RenovaCare Sciences”), a Nevada corporation formerly known as Janus Acquisition Corp., entered into an asset purchase agreement with Dr. Jörg Gerlach, MD, PhD, pursuant to which RenovaCare Sciences purchased all of Dr. Gerlach’s rights, title and interest to a treatment methodology for skin isolation, spraying and associated equipment for the regeneration of human skin cells (the “Cell Deposition Device”), along with the associated US and foreign patents and patent applications. The development of the Cell Deposition Device is in the early stages and the Company anticipates that significant time and financial resources will be required to further develop the technology and determine whether a commercially viable product can be developed.

The Company has recently incurred net operating losses and operating cash flow deficits. As of June 30, 2014, the Company’s total accumulated deficit is $6.1 million. The Company does not currently generate revenues and will continue to incur losses from operations and operating cash flow deficits in the future. Management believes that the Company’s cash and cash equivalent balances, anticipated cash flows from operations and other external sources of capital will be sufficient to meet the Company’s cash requirements through December 31, 2014. The future of the Company after December 2014 will depend in large part on its ability to successfully raise capital from external sources to fund operations.

RenovaCare, Inc., together with its wholly owned subsidiary (the “Company”), focuses on the acquisition, research, development and, if warranted, commercialization of autologous (using a patient’s own cells) cellular therapies that can be used for medical and aesthetic applications. The Company was previously involved in the exploration and development of both mineral exploration properties and oil and gas properties. The Company sold its oil and gas properties on February 18 and 19, 2013 and sold its subsidiary which controlled various mineral leases and mining claims on December 31, 2013. Effective February 20, 2013, the Company became a development stage company.

On July 12, 2013, the Company, together with its wholly owned subsidiary, RenovaCare Sciences Corp. (“RenovaCare Sciences”), a Nevada corporation formerly known as Janus Acquisition Corp., entered into an asset purchase agreement with Dr. Jörg Gerlach, MD, PhD, pursuant to which RenovaCare Sciences purchased all of Dr. Gerlach’s rights, title and interest to a treatment methodology for skin isolation , spraying and associated equipment for the regeneration of human skin cells (the “Cell Deposition Device”), along with the associated US and foreign patents and patent applications. The development of the Cell Deposition Device is in the early stages and we anticipate that significant time and financial resources will be required to further develop the technology and determine whether a commercially viable product can be developed.

On December 31, 2013, we entered into a stock purchase agreement with Duke Mountain Resources, Inc. (“Duke”), a Nevada corporation, pursuant to which we sold to Duke 100% of the issued and outstanding shares of Fostung Resources Ltd. (“Fostung Resources”), a corporation organized under the laws of Ontario, Canada and a wholly owned subsidiary of ours, for a promissory note in the amount of $80,000, which amount approximated the fair value of the leases and mining claims controlled by Fostung Resources, as concluded by an independent third-party geological consultant.

The Company has recently incurred net operating losses and operating cash flow deficits. The Company’s total accumulated deficit is $5.5 million as of December 31, 2013. The Company does not currently generate revenues and will continue to incur losses from operations and operating cash flow deficits in the future. Management believes that the Company’s cash and cash equivalent balances, anticipated cash flows from operations and other external sources of capital will be sufficient to meet our cash requirements through December 31, 2014. The future of the Company after December 2014 will depend in large part on its ability to successfully raise capital from external sources to fund operations.